File No.  811-05202

33-16338

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[_]

Post-Effective Amendment No. 122	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 122	[X]

(Check appropriate box or boxes.)

THE DREYFUS/LAUREL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

            Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq.

The Dreyfus Corporation

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

              X       immediately upon filing pursuant to paragraph (b)

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                        on (date) pursuant to paragraph (b)

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                        60 days after filing pursuant to paragraph (a)(i)

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                        on (date) pursuant to paragraph (a)(i)

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                        75 days after filing pursuant to paragraph (a)(ii)

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                        on (date) pursuant to paragraph (a)(ii) of Rule 485

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If appropriate, check the following box:

                         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The following post-effective amendment to the Registrant’s Registration Statement on Form N-1A relates to the series listed below and does not affect the Registration Statement of Dreyfus Core Equity Fund:

DREYFUS BASIC S&P 500 STOCK INDEX FUND

DREYFUS BOND MARKET INDEX FUND

DREYFUS DISCIPLINED STOCK FUND

DREYFUS MONEY MARKET RESERVES

DREYFUS AMT-FREE MUNICIPAL RESERVES

DREYFUS U.S. TREASURY RESERVES

DREYFUS SMALL CAP FUND

DREYFUS OPPORTUNISTIC FIXED INCOME FUND

DREYFUS TAX MANAGED GROWTH FUND

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 18th day of March, 2011.

THE DREYFUS/LAUREL FUNDS, INC.

BY: /s/J. Bradley J. Skapyak * J. Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak* Bradley J. Skapyak	President	03/18/11

/s/James Windels* James Windels	Treasurer	03/18/11

/s/Joseph S. DiMartino* Joseph S. DiMartino	Trustee, Chairman of the Board	03/18/11

/s/James M. Fitzgibbons* James M. Fitzgibbons	Trustee	03/18/11

/s/Kenneth A. Himmel* Kenneth A. Himmel	Trustee	03/18/11

/s/Stephen J. Lockwood* Stephen J. Lockwood	Trustee	03/18/11

/s/Roslyn M. Watson* Roslyn M. Watson	Trustee	03/18/11

/s/Benaree Pratt Wiley* Benaree Pratt Wiley

*By: /s/James Bitetto Attorney-in-Fact

EXHIBIT INDEX

Exhibit – 101.SCH       Taxonomy

Exhibit – 101.INS        Instance Document

Exhibit – 101.CAL      Calculation Linkbase

Exhibit – 101.PRE       Presentation Linkbase

Exhibit – 101.DEF       Definition Linkbase

Exhibit – 101.LAB      Label Linkbase